Discontinued Operations - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Goodwill			$ 29,726	$ 108,838
Loss attributable to the derecognition of goodwill			$ 84,427	$ 0
Tricon US Multi-Family REIT LLC
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of ownership interest in equity-accounted investment	20.00%
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of ownership interest in subsidiary sold	80.00%
Discontinued operations | Tricon US Multi-Family REIT LLC
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of ownership interest in subsidiary sold	80.00%
Total consideration	$ 431,583
Goodwill	79,112	$ 79,112			$ 79,112
Loss attributable to the derecognition of goodwill	$ 84,427	$ 84,427